DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Due to related party [Abstract]
DUE TO RELATED PARTIES
24	DUE TO RELATED PARTIES

	2020	2019
	US$’000	US$’000

Due to joint ventures - non-trade (Note 5)	-	4,796